Pension Liabilities, Net	12 Months Ended
Dec. 31, 2014
Pension Liabilities, Net [Abstract]
Pension Liabilities, Net

NOTE 12:-    PENSION LIABILITIES, NET

The Norwegian subsidiary Ceragon Networks AS (formerly "Nera Networks AS") has both defined benefit scheme (overfunded and underfunded) and defined contribution schemes.

Defined contribution - overfunded - Under the defined contributions scheme Ceragon Networks AS makes a payment to the insurance company who administer the fund on behalf of the employee. Ceragon Networks AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2014 almost all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

Defined benefit scheme - overfunded - Defined benefit scheme was stopped for admission from December 1, 2007, and persons that were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company. As of December 31, 2014 the pension scheme has 30 members out of which 28 are retired. The fair value of plan assets exceeds the defined benefit obligation.

AFP-scheme - in force from 1 January 2011, the AFP-scheme is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Ceragon Networks AS's liabilities are therefore not recognized as liability in the balance sheet.

The difference between the liability (the Projected Benefit Obligation or PBO as defined in ASC No. 715 "Compensation - Retirement Benefits" ("ASC 715") and the market value of the plan assets is accounted for on the financial statements of the Company.

The liabilities in respect of Ceragon Networks AS's pension plans have been recalculated based on updated employee numbers and asset values at December 31, 2014. These plans together represent 100% of the PBO of the entire group. The value for the other liabilities has been projected from the results of the valuation on the date of Acquisition and updated for changes in discount rate.

The following tables provide a reconciliation of the changes in the plans' benefits obligation and fair value of assets for the year ended December 31, 2014, and the statement of funds status as of December 31, 2014:

	December 31,
	2013	2014

Accumulated benefit obligation	$11,204	$3,243

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$9,709	$11,204
Liability assumed at the acquisition date of Nera	-	-
Service cost	36	37
Interest cost	349	271
Plan settlements	1,167	(7,007)
Expenses paid	(873)	(548)
Exchange rates differences	(1,003)	(963)
Actuarial loss	1,819	249

Projected benefit obligation at end of year	$11,204	$3,243

Change in plan assets
Fair value of plan assets at beginning of year	$7,396	$7,124
Acquisition of Nera
Actual return on plan assets	245	146
Employer contributions to plan	105	18
Plan settlements	-	(7,053)
Expenses paid	(636)	-
Exchange rates differences	(619)	(235)
Actuarial gain	633	-

Fair value of plan assets at end of year	$7,124	$-

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2014 is as follows:

	December 31,
	2013	2014
Weighted-average assumptions
Discount rate	4.10%	3.00%
Expected return on plan assets	4.40%	3.80%
Rate of compensation increase	3.75%	3.25%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used. The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is determined considering the yield of government bonds. For purposes of calculating the 2014 net periodic benefit cost and the benefit obligation, the Company used a discount rate of 3.0%. The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the years ended December 31, 2013 and 2014:

	December 31,
	2013	2014
Components of net periodic benefit cost
Service cost	$36	$37
Interest cost	349	271
Expected return on plan assets	(245)	(146)
Exchange rates differences	60	15
Settlement loss recognized	1,167	-

Net periodic benefit cost	$1,367	$177

Benefit payments are expected to be paid as follows:

	December 31,
	2013	2014

2015	$512	$480
2016	617	396
2017	555	241
2018	384	150
2019 and thereafter	1,078	692

	$3,146	$1,959

The plan asset allocations at December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014

Bonds	56%	-
Real estate	14%	-
Cash	20%	-
Shares	10%	-

	100%	-

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to statement of income (loss).

For the years ended December 31, 2012, 2013 and 2014, an actuarial gain (loss) of $ 158, $ (1,291)and $ (533), respectively, was recognized in statements of income (loss).